[GRAPHIC OMITTED]                        [GRAPHIC OMITTED]
WARBURG PINCUS FUNDS                      CREDIT   ASSET
                                          SUISSE   MANAGEMENT

                                     ANNUAL
                                     REPORT

                                DECEMBER 31, 1999

                                 WARBURG PINCUS
                                CASH RESERVE FUND

                                     (BULLET)

                                 WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Provident Distributors, Inc., Distributor, located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 is not affiliated with Credit Suisse Asset Management, LLC. Telephone: 800-927-2874. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATOR MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE PERFORMANCE. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 1999; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                January 19, 2000

Dear Shareholder:

   The second half of 1999 witnessed a strong and expanding economy. The Federal Reserve responded by increasing rates in August and November, raising the federal fund target to 5.50% at year-end. The Fed, after providing substantial liquidity for year-end and Y2K concerns, postponed any further monetary policy changes until 2000 so that year-end pressures would not be intensified. Inflation, during the second half of the year, remained modest at 2-3%, but the Fed continued to voice concern that tight labor markets might outpace gains in productivity. As we enter the new year, market sentiment anticipates that the Fed will increase rates early in the first quarter.

   The annualized yield for Warburg Pincus Cash Reserve Fund (the "Fund") for the seven-day period ended December 31, 1999 was 5.18% (5.12% without waivers and/or reimbursements), up from 4.47% for the similar period ended June 30, 1999. Net assets rose to $464.0 million from $446.6 million six months ago. The Fund's average weighted maturity on December 31, 1999 was shortened to 33 days, down from 59 days on June 30, 1999, to build liquidity at year-end.

   The Fund will continue to emphasize the highest quality securities in order to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the Fund.


Eugene L. Podsiadlo           BlackRock Institutional Management Corporation
President                     Sub-Investment Adviser
Warburg Pincus Funds

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
ANNUAL INVESTMENT ADVISER'S REPORT--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                January 19, 2000

Dear Shareholder:

   New York State's economic rebound continued with private sector employment growing 2.0% year-over-year. Employment growth was particularly strong in the service sector with year-over-year gains in most component industries. The November 1999 unemployment rate was 5.0%, down from 5.5% in November 1998, but still higher than the national rate of 4.1%. The growing economy, combined with greater fiscal discipline, has improved the State's financial performance and resulted in surplus operations in seven of the past eight years. Standard & Poor's gave recognition to this in November when they raised the State's general obligation credit to A+ from A.

   New York City's economy continued to expand as well. Unemployment dropped to 6.4% in November 1999 from 8.0%, a year earlier. The City's commercial and residential real estate markets continued to boom. New York City's fiscal 1999 surplus of $2.6 billion surpassed 1998's record of $2.1 billion. The City Comptroller is forecasting a budget surplus of $1.6 billion for fiscal year 2000.

   During the second half of 1999, assets in the Warburg Pincus New York Tax Exempt Fund (the "Fund") ranged from a low of $151.0 million in early July to a peak in mid-October of $254.3 million. Amid rising rates and Y2K-related concerns, assets fell to $181.8 million at year-end. With a positively sloped yield curve for much of the period, the Fund took advantage of these opportunities and kept the average weighted maturity in the 50-60 day range. At the same time, slightly over half the assets were invested in variable rate demand notes to provide liquidity, particularly as year-end approached. The Fund's seven-day effective yield was 3.61% on December 31, 1999.

   The Fund continued to provide investors with a high level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.


Eugene L. Podsiadlo           BlackRock Institutional Management Corporation
President                     Sub-Investment Adviser
Warburg Pincus Funds


   A PORTION OF INCOME MAY BE SUBJECT TO STATE AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

WARBURG PINCUS CASH RESERVE FUND
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                     RATINGS=
   PAR                                             (MOODY'S/S&P) MATURITY      RATE%     VALUE
   ----                                            ------------- --------      -----     -----
CERTIFICATES OF DEPOSIT (2.2%)
DOMESTIC CERTIFICATES OF DEPOSIT (2.2%)
$10,000,000 Wilmington Trust Co.
              (Cost $10,000,000)                      (A-1, P-1) 01/14/00      5.070  $ 10,000,000
                                                                                      ------------
COMMERCIAL PAPER (47.4%)
ASSET BACKED SECURITIES (15.3%)

  6,000,000 Emerald Certificates Program             (A-1+, P-1) 01/20/00      6.300     5,980,050
 20,000,000 Fairway Finance, Ltd.                     (A-1, P-1) 03/14/00      6.120    19,751,800
 20,000,000 Moriarty LLC                             (A-1+, P-1) 01/18/00      6.100    19,942,389
 25,000,000 Trident Capital Finance, Inc.            (A-1+, P-1) 01/25/00      6.200    24,896,667
                                                                                      ------------
                                                                                        70,570,906
                                                                                      ------------
BANKS (10.7%)
 30,000,000 ING Bank                                 (A-1+, P-1) 03/01/00      5.880    29,706,000
 20,000,000 UBS Finance, Inc.                        (A-1+, P-1) 01/04/00      5.000    19,991,667
                                                                                      ------------
                                                                                        49,697,667
                                                                                      ------------
COMMUNICATION EQUIPMENT (6.4%)
 30,000,000 Alcatel Alsthom, Inc.                     (A-1, P-1) 03/08/00      5.780    29,677,283
                                                                                      ------------
ELECTRIC & OTHER SERVICES (5.3%)
 25,000,000 Allegheny Energy, Inc.                    (A-1, P-1) 03/10/00      5.780    24,723,042
                                                                                      ------------
EQUIPMENT RENT & LEASE (5.4%)
 25,000,000 HD Real Estate Funding Corp.             (A-1+, P-1) 02/07/00      5.720    24,853,028
                                                                                      ------------
MOTOR VEHICLES & CAR BODIES (4.3%)
 20,000,000 BMW U.S.                                 (A-1+, P-1) 01/04/00      5.000    19,991,667
                                                                                      ------------
            TOTAL COMMERCIAL PAPER                                                     219,513,593
              (Cost $219,513,593)                                                     ------------

VARIABLE RATE OBLIGATIONS (31.1%)
BANKS (17.0%)
 20,000,000 Bayerische Hypo-Und Vereinsbank +        (A-1+, P-1) 01/14/00      6.372    19,996,590
 10,410,000 J P Morgan & Co., Inc.+                   (A-1+, NR) 03/02/00      6.065    10,410,129
 9,000,000  J P Morgan & Co., Inc.+                   (A-1+, NR) 01/06/00      6.073     9,000,048
 20,000,000 Key Bank, N.A.+                           (A-1, P-1) 03/14/00      6.031    19,994,674
 19,500,000 Wells Fargo & Co.+                        (A-1, P-1) 03/30/00      6.063    19,495,231
                                                                                      ------------
                                                                                        78,896,672
                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                     RATINGS=
   PAR                                             (MOODY'S/S&P) MATURITY      RATE%     VALUE
   ----                                            ------------- --------      -----     -----
VARIABLE RATE OBLIGATIONS (CONT'D)
PERSONAL CREDIT INSTITUTIONS (3.3%)
$15,000,000 American Honda Finance Corp.+             (A-1, P-1) 03/06/00      6.121  $ 15,000,874
                                                                                      ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS (4.3%)
 20,000,000 General Electric Capital Corp.+          (A-1+, P-1) 01/12/00      6.126    20,000,000
                                                                                      ------------
Telecommunications & Equipment (6.5%)
 30,000,000 AT&T Corp.+                              (A-1+, P-1) 01/13/00      6.133    29,993,622
                                                                                      ------------
            TOTAL VARIABLE RATE OBLIGATIONS
              (Cost $143,891,168)                                                      143,891,168
                                                                                      ------------
TIME DEPOSITS (12.9%)
 20,000,000 Amsouth Bank                              (A-1, P-1) 01/03/00      5.000    20,000,000
 20,000,000 Bank of Montreal                         (A-1+, P-1) 01/03/00      4.500    20,000,000
 20,000,000 Mercantile Bank, N.A.                     (A-1, P-1) 01/03/00      4.500    20,000,000
                                                                                      ------------
            TOTAL TIME DEPOSITS
              (Cost $60,000,000)                                                        60,000,000
                                                                                      ------------
REPURCHASE AGREEMENTS (6.4%)
 10,000,000 Repurchase Agreement with Lehman Brothers
            Holdings, Inc. dated 12/31/99 at 3.000% to be
            repurchased on 01/03/00 at $10,003,333.
            (Collateralized by $10,053,000 in U.S. Treasury
            Notes at rates ranging from 5.000% to 8.875%,
            due from 02/15/00 to 05/15/05 with a market
            value of $10,047,089.)                                                      10,000,000
 19,600,000 Repurchase Agreement with Morgan Stanley & Co.
            dated 12/31/99 at 2.50% to be repurchased on
            01/03/00  at  $19,604,083.  (Collateralized  by  $30,307,  000  U.S.
            Treasury  Principal  Strip Note, due on 05/15/06 with a market value
            of $20,041,383.)                                                            19,600,000
                                                                                      ------------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $29,600,000)                                                        29,600,000
                                                                                      ------------
TOTAL INVESTMENTS AT VALUE (100.0%)(Cost $463,004,761*)                               $463,004,761
                                                                                      ============

                            INVESTMENT ABBREVIATIONS
                                  NR= Not Rated

--------------------------------------------------------------------------------
= Credit ratings given by Moody's Investor's Service, Inc. and Standard & Poor's
  Ratings Services are unaudited.
+ The interest rate shown is as of December 31, 1999 and the maturity date is the next interest readjustment date.
* Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
MATURITY SCHEDULE OF PORTFOLIO--DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

       MATURITY SCHEDULE
           (DAYS)               PAR                    PERCENTAGE OF PORTFOLIO
      ------------------    ------------            ----------------------------
                                                                   (CUMULATIVE)
               1-7          $138,600,000                29.8%            29.8%
              8-14            80,000,000                17.2             47.0
             15-30            51,000,000                11.0             58.0
             31-60            25,000,000                 5.4             63.4
             61-90           169,910,000                36.6            100.0
            91-120                     0                 0.0            100.0
           121-150                     0                 0.0            100.0
          Over 150                     0                 0.0            100.0
                            ------------               ------
                            $464,510,000               100.0%
                            ============               ======

                     Average Weighted Maturity -- 33.41 days

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                     RATINGS=
   PAR                                             (MOODY'S/S&P)    MATURITY   RATE%     VALUE
   ----                                            -------------    --------   -----     -----
MUNICIPAL BONDS (100.0%)
NEW YORK (99.9%)
$ 1,430,000 Auburn IDA Revenue Bond Series 1997
             (Fat Tire, LLC Project)
             (Key Corp. Bank N.A. LOC) VRDN+           (NR, NR)     01/07/00   5.700  $  1,430,000
    300,000 Babylon, New York IDA Resource
             Recovery Series 1998 (Ogden Martin
             Project) (Financial Service
             Assurance LOC) VRDN+                    (A-1+, VMIG-1) 01/07/00   5.050       300,000
    500,000 Board of Cooperative Education
             Services For The Sole Supervisory
             District of Broome, Delaware &
             Tioga Counties RAN                        (NR, NR)     06/30/00   4.625       501,266
  1,500,000 Board of Cooperative Education Services For
             The Sole Supervisory District of Broome,
             Delaware & Tioga Counties RAN             (NR, NR)     06/30/00   4.000     1,503,579
  1,252,000 Canajoharie NY Central School District
             (Financial Service Assurance LOC)         (NR, NR)     06/15/00   4.750     1,258,068
  2,000,000 Centereach NY Middle Country Central
             School District                           (NR, NR)     06/30/00   4.250     2,003,869
  1,000,000 Chautauqua County IDA Series 1985
             (The Red Wing Co., Inc.)
             (Wachovia Bank of Georgia LOC) VRDN+      (NR, NR)     01/07/00   5.550     1,000,000
  4,500,000 Clinton County, New York BAN               (NR, NR)     07/28/00   4.000     4,511,162
  1,000,000 Clinton County, New York BAN               (NR, NR)     09/22/00   4.125     1,002,752
  1,000,903 Geneva, New York BAN                      (MIG-1, NR)   06/01/00   3.625     1,001,346
  1,540,000 Harrison, New York BAN                     (NR, NR)     10/05/00   4.125     1,544,786
  2,155,000 Lancaster, IDA Revenue Bond
             (1997 Jiffy-Tite Co., Inc. Project)
             (Key Corp. Bank N.A. LOC) VRDN+           (NR, NR)     01/07/00   5.700     2,155,000
  2,500,000 Long Island Power Authority NY
             Electric System Revenue Bond
             (MBIA Insurance LOC) VRDN+               (A-1+C, NR)   01/06/00   5.550     2,500,000
  1,000,000 Long Island Power Authority NY
             (Bayerische
            Landesbank   Girozentrale   LOC)  VRDN+  (A-1+, VMIG-1) 01/07/00   5.500     1,000,000
  2,695,000 Long Island Power Authority NY
             Electric System Revenue Bond
             (MBIA Insurance LOC) VRDN+              (A-1+, NR)     01/06/00   5.550     2,695,000
  1,000,000 Manhasset Union Free School District,
             Nassau County TAN                         (NR, NR)     06/29/00   4.000     1,002,610
  2,500,000 Massapequa, New York Union Free School
             District TAN                             (MIG-1, NR)   06/29/00   4.000     2,507,134
  1,720,000 Monroe County, New York IDA (Windsor
             Manufacturing Co. Inc. Project) 1999
             (Key Corp. Bank N.A. LOC) VRDN+           (NR, NR)     01/06/00   5.700     1,720,000
  2,000,000 Monroe County, New York IDA Revenue Bond
             Series 1984 (Electronic Navigational
             Industries Inc. Facilities)               (NR, NR)     01/01/00   3.450     2,000,000
  1,535,000 Monroe County, New York IDA Series A
             (Collegiate Housing Foundation)
             (First Union National Bank of
             North Carolina LOC) VRDN+               (NR, VMIG-1)   01/07/00   5.250     1,535,000


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                        RATINGS=
   PAR                                               (MOODY'S/S&P)    MATURITY   RATE%     VALUE
   ----                                              -------------    --------   -----     -----
MUNICIPAL BONDS (cont'd)
NEW YORK (cont'd)
$ 1,000,000 Monroe County, New York IDA Series B
            (JMT Properties) VRDN+                      (NR, P-1)     01/07/00   5.550  $  1,000,000
  2,000,000 Nassau County IDA Civic Facility Refunding
             & Improvement Revenue Bond (Cold Spring
             Harbor Laboratory Project) (Morgan
             Guaranty Trust LOC) VRDN+                 (A-1+, NR)     01/01/00   4.750     2,000,000
  4,445,000 Nassau Health Care Corp. (Merrill Lynch
             LOC) VRDN+                                 (NR, NR)      01/07/00   5.550     4,445,000
  1,000,000 New York City Eagle Tax Exempt (Escrowed
             to Maturity in U.S. Treasuries) VRDN+      (NR, NR)      01/07/00   5.530     1,000,000
  5,000,000 New York City General Obligation
            (AMBAC Insurance LOC)                   (A-1+C, VMIG-1)   02/17/00   3.700     5,000,000
    300,000 New York City General Obligation
            (Mitsubishi Bank LOC) VRDN+              (A-1+, VMIG-1)   01/07/00   5.450       300,000
  2,800,000 New York City General Obligation Series
             1994 H-3 (Financial Service
             Assurance LOC)                          (A-1+C, VMIG)    01/31/00   3.350     2,800,000
  2,800,000 New York City General Obligation Series
             1994 H-3 (Financial Service
             Assurance LOC)                          (A-1+C, VMIG)    02/10/00   3.350     2,800,000
  5,500,000 New York City General Obligation
             Series 1994 H-3 (Financial Service
             Assurance LOC)                          (A-1+C, VMIG)    01/26/00   3.450     5,500,000
  1,500,000 New York City General Obligation Series
             1994 H-5 (Morgan Guaranty LOC) VRDN+    (A-1+, VMIG-1)   01/07/00   5.400     1,500,000
  2,500,000 New York City General Obligation Series
             1996 J-3 (Morgan Guaranty Trust
             LOC) VRDN+                               (A-1+, VMIG-1)  01/05/00   5.750     2,500,000
  2,500,000 New York City General Obligation
             Series 1990 (Escrowed to Maturity in
             U.S. Treasuries)                           (NR, NR)      03/15/00   7.500     2,521,042
  1,200,000 New York City General Obligation Series
             1992 D (FGIC Insurance LOC) VRDN+        (A-1+, VMIG-1)  01/07/00   5.550     1,200,000
  5,000,000 New York City General Obligation Series
             1994 H-4 (AMBAC Insurance LOC)          (A-1+C, VMIG)    01/28/00   3.400     5,000,000
  1,500,000 New York City General Obligation Series
             1994 H-5 (MBIA Insurance LOC)            (A-1+, VMIG-1)  01/26/00   3.350     1,500,000
  2,180,000 New York City General Obligation Series
             1995 F-4 (Hessen LOC) VRDN+              (A-1+, VMIG-1)  01/07/00   5.450     2,180,000
  1,000,000 New York City General Obligation Series
             1993 H-3 (Morgan Guaranty LOC) VRDN+      (NR, VMIG-1)   01/07/00   4.750     1,000,000
  1,500,000 New York City Health & Hospital
             Corporation (Bank of New York LOC)        (A-1, VMIG-1)  02/01/00   3.750     1,500,000
  1,180,000 New York City Health & Hospitals Health
             System Revenue Bond Series 1997 C
             (Toronto-Dominion Bank LOC) VRDN+        (A-1+, VMIG-1)  01/07/00   5.400     1,180,000
  3,800,000 New York City Housing Development Corp.
             Mortgage Revenue Bond (West 89th Street)
             Series A (Marine Midland LOC) VRDN+       (A-1, NR)      01/05/00   5.550     3,800,000


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                       RATINGS=
   PAR                                               (MOODY'S/S&P)    MATURITY   RATE%     VALUE
   ----                                              -------------    --------   -----     -----
MUNICIPAL BONDS (cont'd)
NEW YORK (cont'd)
$ 1,200,000 New York City Housing Development Corp.
             Multi-Family Mortgage Revenue Bond
             Series 1989 A (Queenswood Apartments)
             (National City Bank of Cleveland
             LOC) VRDN+                                 (NR, VMIG-1)  01/07/00   5.200  $  1,200,000
 1,100,000 New York City Housing Development Corp.
             Multi-Family Rental Housing Revenue Bond
             Series 1999 A (West 43rd Street
             Development)(Federal National Mortgage
             Association LOC) VRDN+                     (NR, NR)      01/05/00   5.500     1,100,000
    200,000 New York City Housing Development Corp.
             Multi-Housing Revenue Bond Series 1997 A
             (Columbus Green) (Federal National
             MortgageAssociation LOC) VRDN+             (A-1+, NR)    01/07/00   5.500       200,000
  1,100,000 New York City Housing Development Corp.
             (Columbus Apartments Project) Series A
             Federal National Mortgage Association
             LOC) VRDN+                                 (A-1+, NR)    01/05/00   5.500     1,100,000
    200,000 New York Local Government Assistance Corp.
             Series 1994-B (Credit Suisse LOC) VRDN+  (A-1+, VMIG-1)  01/07/00   5.400       200,000
  3,655,000 New York State Dormitory Authority Revenue
             Bond (NY University) VRDN+                 (NR, VMIG-1)  02/10/00   4.000     3,655,000
  1,000,000 New York State Dormitory Authority Revenue
             Bond (Metropolitan Museum of Art)
             Series 1993 B VRDN+                      (A-1+, VMIG-1)  01/07/00   5.350     1,000,000
  2,840,000 New York State Dormitory Authority Revenue
             Bond (Beverwyck Inc.) (Banque Paribas
             LOC) VRDN+                                (A-1, VMIG-1)  01/07/00   5.250     2,840,000
  1,000,000 New York State Dormitory Authority Revenue
             Bond (Rockefeller University) VRDN+      (A-1+, VMIG-1)  01/07/00   5.350     1,000,000
  3,500,000 New York State Dormitory Authority
             Revenue Bond Series A (State University
             Educational Facilities)                    (NR, NR)      05/15/00   7.700     3,623,339
  1,220,000 New York State Energy Research &
             Development Authority Gas Facilities
             Revenue Bond (The Brooklyn Union Gas
             Co. Project) (MBIA Insurance LOC) VRDN+  (A-1+, VMIG-1)  01/07/00   5.450     1,220,000
  6,000,000 New York State Energy Research &
             Development Authority New York State
             Electric & Gas Series 1985 A (Morgan
             Guaranty LOC) VRDN+                       (A-1+, P-1)    03/15/00   3.000     6,000,000
    600,000 New York State Energy Research &
             Development Authority Pollution Control
             Refunding Revenue Bond (New York State
             Electric & Gas Corp. Project) Series
             1994 D (Union Bank of Switzerland LOC)
             VRDN+                                      (NR, VMIG-1)  01/01/00   4.650       600,000
  1,800,000 New York State Energy  Research &
             Development  Authority  Pollution Control
             Revenue Bond (New York State Electric
             & Gas Corp.)(Morgan Guaranty LOC) VRDN+  (A-1+, VMIG-1)  01/07/00   4.650     1,800,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                        RATINGS=
   PAR                                               (MOODY'S/S&P)    MATURITY   RATE%     VALUE
   ----                                              -------------    --------   -----     -----
MUNICIPAL BONDS (cont'd)
NEW YORK (cont'd)
  $ 100,000 New York State Energy Research &
             Development Authority Pollution Conrol
             Revenue Bond (New York State Electric
             & Gas Corp.) Series 1994 D-2 (NBD Bank
             Corp. LOC) VRDN+                         (A-1+, VMIG-1)  01/01/00   4.700  $    100,000
  1,100,000 New York State Environmental Quality
             General Obligation Series 1997A
             (Bayerische Landesbank Girozentrale LOC)  (A-1+, VMIG)   01/26/00   3.350     1,100,000
  2,290,000 New York State Housing Finance Agency
             Series A(Mount Sinai School Of Medicine)
             (Sanwa Bank LOC) VRDN+                     (NR,VMIG-1)   01/07/00   4.750     2,290,000
  2,200,000 New York State Housing Finance Agency
             RevenueBond Series 1998 A (Fleet National
             Bank,N.A. LOC) VRDN+                       (NR, VMIG-1)  01/07/00   5.750     2,200,000
    870,000 New York State Housing Finance Agency
             Series 1991 (Normandie Court Project)
             (Society General LOC) VRDN+              (A-1+, VMIG-1)  01/07/00   5.200       870,000
  3,700,000 New York State Housing Finance Authority
             Revenue Bond (Tribeca Park Housing
             Authority)Series A (Bayerische Landesbank
             Girozentrale LOC) VRDN+                   (NR, VMIG-1)   01/07/00   5.600     3,700,000
  1,930,000 New York State Job Development Authority
             Special Purpose Bond Series 1986 A1 to A14
             (Sumitomo Bank LOC) VRDN+                (A-1+, VMIG-1)  01/30/00   3.900     1,930,000
    605,000 New York State Job Development Authority
             Special Purpose Bond Series C
             (Sumitomo Bank LOC) VRDN+                (A-1+, VMIG-1)  01/30/00   3.750       605,000
 15,500,000 New York State Power Authority
             (Bank of Nova Scotia LOC)                 (A-1, P-1)     01/20/00   3.700    15,500,000
  4,300,000 New York State Power Authority
             (Bank of Nova Scotia LOC)                 (A-1, P-1)     03/09/00   3.750     4,300,000
  6,100,000 New York State Power Authority (Multiple
             Credit Enhancements)                       (A-1,P-1)     03/13/00   3.700     6,100,000
  2,000,000 New York State Power Authority VRDN+        (NR, VMIG-1)  03/01/00   3.550     2,000,000
    460,000 New York State Power Authority  Adjustable
             Tender Notes                               (NR, VMIG-1)  03/01/00   3.550       460,000
  3,000,000 Oneonta, City of, City School District
             Otsego County, New York RAN                (NR, NR)      06/16/00   3.625     3,002,973
  1,440,000 Onondaga County IDA Revenue Bond Series 1998
             (Plainville Turkey Farm, Inc. Project)
             (Key Corp.Bank, N.A. LOC) VRDN+            (NR,NR)       01/07/00   5.700     1,440,000
  4,000,000 Oswego, County of, IDA Revenue Bond
             (Crysteel Manufacturing, Inc. Project)
             (Key Corp. Bank, N.A. LOC) VRDN+           (NR,NR)       01/07/00   5.700     4,000,000
  2,000,000 Port Authority of New York & New Jersey
             Versatile Structure Obligations VRDN+    (A-1+, VMIG-1)  01/01/00   4.900     2,000,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                       RATINGS=
   PAR                                               (MOODY'S/S&P)    MATURITY   RATE%     VALUE
   ----                                              -------------    --------   -----     -----
MUNICIPAL BONDS (cont'd)
NEW YORK (cont'd)
 $5,240,000 Rensselaer County, New York Series A BAN    (NR, NR)      08/02/00   4.000  $  5,253,303
  2,000,000 Rochester, New York                        (AAA, AAA)     10/01/00   5.000     2,017,410
  1,416,800 South Colonie, New York Central School
             District                                   (NR, NR)      09/22/00   4.125     1,420,698
  1,000,000 Southwestern Central School District,
             New York                                   (NR, NR)      12/08/00   4.250     1,002,236
  1,000,000 St. Lawrence County IDA Environmental
             Facilities Revenue Bond Series 1998 A
             (Aluminum Co. of America Project) VRDN+   (A-1, NR)      01/07/00   4.760     1,000,000
  1,600,000 St. Lawrence County IDA Environmental
             Improvement Revenue Bond (Reynolds Metals
             Co.) (Royal Bank of Canada LOC) VRDN+    (A-1+, VMIG-1)  01/07/00   5.400     1,600,000
  1,200,000 Suffolk County Water Authority BAN (Bank
             of Nova Scotia LOC) VRDN+                 (NR, VMIG-1)   01/07/00   5.150     1,200,000
  1,500,000 Town of Babylon IDA Series 1994
             (J. D'addario & Co., Inc. Project)
             (National Westminster LOC) VRDN+          (NR,VMIG-1)    01/07/00    5.600     1,500,000
  1,500,000 Triborough Bridge & Tunnel Authority NY
             (Westdeutsche Landesbank Gironzentrale
             LOC) VRDN+                               (A-1+, VMIG-1)  01/07/00   5.400     1,500,000
  2,200,000 Ulster County IDA Revenue Bond Series
             1998 A (Viking Industries, Inc. Project)
             (Key Corp. Bank, N.A. LOC) VRDN+           (NR,NR)       01/07/00   5.700     2,200,000
  1,250,000 Williston Park Village BAN                 (NR, MIG-1)    03/10/00   3.400     1,250,685
                                                                                        ------------
            TOTAL NEW YORK (Cost $178,978,258)                                          $178,978,258
                                                                                        ------------
PUERTO RICO (0.1%)
    195,000 Puerto Rico Industrial, Tourist, Education,
             Medical, and Environmental Control Finance
             Authority Revenue Bond Series 1998 (Ana G.
             Mendez University System Project) (Banco de
             Santander LOC) VRDN+ (Cost $195,000)       (NR, NR)      01/07/00   4.750       195,000
                                                                                        ------------
            TOTAL MUNICIPAL BONDS (Cost $179,173,258)                                    179,173,258
                                                                                        ------------
TOTAL INVESTMENTS AT VALUE 100.0% (Cost $179,173,258)                                   $179,173,258
                                                                                        ============

                            INVESTMENT ABBREVIATIONS
                       BAN = Bond Anticipation Note
                       IDA = Industrial Development Agency
                       LOC = Letter of Credit
                        NR = Not Rated
                       RAN = Revenue Anticipation Note
                       TAN = Tax Anticipation Note
                      VRDN = Variable Rate Demand Note

--------------------------------------------------------------------------------
= Credit ratings given by Moody's Investor's Service, Inc. and Standard & Poor's
  Ratings Services are unaudited.
+ The interest rate shown is as of December 31, 1999 and the maturity date is the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.
* Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
MATURITY SCHEDULE OF PORTFOLIO--DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

       MATURITY SCHEDULE
              (DAYS)            PAR                    PERCENTAGE OF PORTFOLIO
       ------------------  ------------             ----------------------------
                                                                   (CUMULATIVE)

                 1-7       $ 76,495,000                42.7%            42.7%
                8-14                  0                 0.0             42.7
               15-30         31,135,000                17.4             60.1
               31-60         15,755,000                 8.8             68.9
               61-90         22,610,000                12.6             81.5
              91-120                  0                 0.0             81.5
             121-150          3,500,000                 2.0             83.5
            Over 150         29,449,703                16.5            100.0
                           ------------               -----
                           $178,944,703               100.0%
                           ============               =====

                     Average Weighted Maturity -- 57.30 days



                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

ASSETS
    Investments at value (Cost $463,004,761)                 $463,004,761
    Receivable for fund shares sold                             2,744,163
    Interest receivable                                         1,445,192
    Cash                                                           34,773
    Prepaid insurance                                                 137
                                                             ------------
      TOTAL ASSETS                                            467,229,026
                                                             ------------
LIABILITIES
    Payable for fund shares redeemed                            1,972,503
    Dividend payable                                              959,021
    Accrued expenses payable                                      186,215
    Investment advisory fee payable                                96,987
    Administration services fee payable                            43,345
                                                             ------------
      TOTAL LIABILITIES                                         3,258,071
                                                             ------------
                                                             $463,970,955
                                                             ============
NET ASSETS
Net assets consist of:
    Capital contributed, net                                  464,114,652
    Accumulated net realized loss from
      security transactions                                      (143,697)
                                                             ------------
                                                             $463,970,955
                                                             ============
NET ASSET VALUE,  offering  price and  redemption
    price per share  ($463,970,955 (DIVIDE) 464,115,269
    shares of $0.001 par value capital stock outstanding)           $1.00
                                                                    =====


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

ASSETS
    Investments at value (Cost $179,173,258)                 $179,173,258
    Receivable for fund shares sold                             1,531,707
    Interest receivable                                         1,447,695
    Cash                                                           62,614
    Prepaid insurance                                                 137
                                                             ------------
      TOTAL ASSETS                                            182,215,411
                                                             ------------
LIABILITIES
    Dividend payable                                              242,473
    Accrued expenses payable                                       70,281
    Investment advisory fee payable                                34,732
    Administration services fee payable                            17,229
    Payable for fund shares redeemed                                8,891
    Other liabilities                                                 112
                                                             ------------
      TOTAL LIABILITIES                                           373,718

                                                             ------------
                                                             $181,841,693
                                                             ============
NET ASSETS
Net assets consist of:
    Capital contributed, net                                  181,845,970
    Accumulated net realized loss from
      security transactions                                        (4,277)

                                                             ------------
                                                             $181,841,693
                                                             ============
NET ASSET VALUE,  offering  price and  redemption  price
    per share  ($181,841,693 (DIVIDE) 181,854,812 shares
   of $0.001 par value capital stock outstanding)                   $1.00
                                                                    =====


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

                                                   CASH RESERVE     NEW YORK
                                                      FUND       TAX EXEMPT FUND
                                                   ------------  ---------------
INTEREST INCOME:                                   $ 27,322,675    $ 6,289,255
                                                   ------------    -----------
EXPENSES:
    Sub-investment advisory and administration        1,834,975        684,601
    Investment advisory                               1,310,320        486,328
    Transfer agent                                      147,472         36,963
    Custodian                                            83,025         28,445
    Legal                                                40,188         23,270
    Printing                                             39,214         21,423
    Directors                                            24,027         24,080
    Audit                                                21,352         17,303
    Miscellaneous                                         9,916          4,186
    Blue sky                                             60,943          9,598
    Registration                                          6,696          1,426
    Insurance                                             4,773          2,605
                                                   ------------    -----------
                                                      3,582,901      1,340,228
                                                   ------------    -----------
    Less: fees waived, expenses reimbursed
      and transfer agent fee offsets                   (700,196)      (270,306)
                                                   ------------    -----------
      Total expenses                                  2,882,705      1,069,922
                                                   ------------    -----------
       Net investment income                         24,439,970      5,219,333
                                                   ------------    -----------
NET REALIZED GAIN FROM INVESTMENTS
    Net realized gain from security transactions          4,557              0
                                                   ------------    -----------
      Net increase in net assets resulting
        from operations                            $ 24,444,527    $ 5,219,333
                                                   ============    ===========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   CASH RESERVE FUND               NEW YORK TAX EXEMPT FUND
                                         ----------------------------------    -------------------------------
                                             FOR THE            FOR THE            FOR THE         FOR THE
                                           YEAR ENDED         YEAR ENDED         YEAR ENDED       YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                              1999               1998                1999            1998
                                         ---------------     --------------    -------------    --------------
FROM OPERATIONS:
    Net investment income                $    24,439,970    $    25,975,339    $   5,219,333    $   4,511,197
    Net realized gain (loss)
    from security  transactions                    4,557           (128,038)               0                0
                                         ---------------    ---------------    -------------    -------------
       Net increase in net assets
         resulting from operations            24,444,527         25,847,301        5,219,333        4,511,197
                                         ---------------    ---------------    -------------    -------------
FROM DIVIDENDS:
    Dividends from net
      investment income                      (24,439,970)       (25,975,339)      (5,219,333)      (4,511,197)
                                         ---------------    ---------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS :
    Proceeds from sale of shares           4,531,226,098      2,813,181,462      457,504,060      430,856,437
    Reinvested dividends                      14,989,322         17,073,030        3,045,502        2,192,770
    Net asset value of shares redeemed    (4,512,227,004)    (2,872,823,033)    (453,451,052)    (409,478,827)
                                         ---------------    ---------------    -------------    -------------
       Net increase (decrease) in net
         assets from capital share
         transactions                         33,988,416        (42,568,541)       7,098,510       23,570,380
                                         ---------------    ---------------    -------------    -------------
       Net increase (decrease) in
         net assets                           33,992,973        (42,696,579)       7,098,510       23,570,380
NET ASSETS:
    Beginning of year                        429,977,982        472,674,561      174,743,183      151,172,803
                                         ---------------    ---------------    -------------    -------------
    End of year                          $   463,970,955    $   429,977,982    $ 181,841,693    $ 174,743,183
                                         ===============    ===============    =============    =============


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                   FOR THE YEAR ENDED
                                       DECEMBER 31,           FOR THE TEN          FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                  -----------------------     MONTHS ENDED         -------------------------------------
                                   1999           1998      DECEMBER 31, 1997        1997           1996          1995
                                  --------     ----------   -----------------      --------       --------      --------
PERIOD ENDED:
PER SHARE DATA
  Net asset value,
     beginning of period            $ 1.00      $   1.00         $   1.00          $   1.00       $   1.00      $   1.00
                                    ------      --------         --------          --------       --------      --------
INVESTMENT ACTIVITIES:

  Net investment income             0.0464        0.0499           0.0428            0.0492         0.0543        0.0426
                                    ------      --------         --------          --------       --------      --------
DIVIDENDS:

  Dividends from net
     investment income             (0.0464)      (0.0499)         (0.0428)          (0.0492)       (0.0543)      (0.0426)
                                    ------      --------         --------          --------       --------      --------
NET ASSET VALUE,
   END OF PERIOD                    $ 1.00      $   1.00         $   1.00          $   1.00       $   1.00      $   1.00
                                  ========      ========         ========          ========       ========      ========
Total return                          4.74%         5.12%            4.28% 3           5.03%          5.57%         4.35%

RATIOS AND
   SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted)                 $463,971      $429,978         $472,675          $416,735       $383,607      $403,211
    Ratio of expenses to
       average net assets              .56% 1        .56% 1           .55% 1,2          .55% 1         .56% 1        .55%
    Ratio of net income to
       average net assets             4.66%         5.00%            5.11% 2           4.93%          5.43%         4.41%
    Decrease reflected in
      above operating expense
      ratios due to waivers/
      reimbursements                   .12%          .12%             .12% 2            .14%           .16%          .19%

--------------------------------------------------------------------------------
1 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .01%, .01%, .00%, .00% and .01% for the year ended December 31, 1999, the year ended December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996 respectively. The operating expense ratio after reflecting these arrangements was .55%, for each of the years ended December 31, 1999 and December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.

2   Annualized.

3   Non-annualized.

                 See Accompanying Notes to Financial Statements.

                                      16-17

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                    FOR THE YEAR ENDED
                                        DECEMBER 31,          FOR THE TEN          FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                  -----------------------     MONTHS ENDED         -------------------------------------
                                    1999          1998      DECEMBER 31, 1997        1997           1996          1995
                                  --------      ---------   -----------------      --------       --------      --------
PERIOD ENDED:
PER SHARE DATA
  Net asset value,
     beginning of period          $   1.00      $    1.00            $   1.00      $   1.00       $   1.00      $   1.00
                                  --------      ---------            --------      --------       --------      --------
INVESTMENT ACTIVITIES:

  Net investment income             0.0267         0.0287              0.0261        0.0288         0.0326        0.0246
                                  --------      ---------            --------      --------       --------      --------
DIVIDENDS:

  Dividends from net
     investment income             (0.0267)       (0.0287)            (0.0261)      (0.0288)       (0.0326)      (0.0246)
                                  --------      ---------            --------      --------       --------      --------
NET ASSET VALUE,
   END OF PERIOD                  $   1.00      $    1.00            $   1.00      $   1.00       $   1.00      $   1.00
                                  ========      =========            ========      ========       ========      ========
Total return                          2.70%         2.92%                2.64% 3       2.92%          3.31%         2.48%

RATIOS AND
   SUPPLEMENTAL DATA:

Net assets, end of period
   (000s omitted)                 $181,842       $174,743            $151,173      $124,191       $ 96,584      $ 77,111
    Ratio of expenses to
       average net assets              .56% 1         .55% 1              .55% 1,2      .55% 1         .56% 1        .55%
    Ratio of net income to
       average net assets             2.68%          2.86%               3.12% 2       2.88%          3.24%         2.46%
    Decrease reflected in above
       operating ratios due to
       waivers/reimbursements          .13%           .14%                .12% 2        .17%           .27%          .27%

--------------------------------------------------------------------------------
1 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .01%, .00%, .00%, .00% and .01% for the year ended December 31, 1999, the year ended December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55%, for each of the years ended December 31, 1999 and December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
2   Annualized.
3   Non-annualized.

                 See Accompanying Notes to Financial Statements.

                                      18-19

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1999
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Cash Reserve Fund ("Cash Reserve") and Warburg Pincus New York Tax Exempt Fund ("New York Tax Exempt") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified and non-diversified, open-end management investment companies, respectively.

   Investment objectives for each Fund are as follows: Cash Reserve is designed to provide investors with high current income consistent with liquidity and stability of principal; New York Tax Exempt is designed to provide investors with as high a level of current income that is exempt from federal, New York state and New York City personal income taxes as is consistent with preservation of capital and liquidity.

   Certain New York state and New York City municipal obligations in New York Tax Exempt may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

   The net asset value of each Fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued under the amortized cost method, which approximates market value, unless a Fund's Board of Directors determines that using this method would not reflect an investment's value. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually, although Cash Reserve may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principals.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1999
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended December 31, 1999, each Fund received credits or reimbursements under this arrangement as follows:

           FUND                                           AMOUNT
           ----                                           -------
           Cash Reserve                                   $54,213
           New York Tax Exempt                             21,136

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
    DISTRIBUTOR

   On July 6, 1999, CSAM became each Fund's investment advisor as a result of the acquisition of Warburg Pincus Asset Management, Inc. ("Warburg Pincus") by Credit Suisse Group ("Credit Suisse") and the combination of Warburg Pincus with Credit Suisse's existing U.S. asset management business. CSAM is an indirect wholly-owned U.S. subsidiary of Credit Suisse. For its investment advisory services, CSAM receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the year ended December 31, 1999, investment advisory fees and voluntary waivers were as follows:

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1999
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
    DISTRIBUTOR -- (CONT'D)

                                     GROSS                          NET
      FUND                       ADVISORY FEE     WAIVER       ADVISORY FEE
      ----                       ------------    ---------    --------------
      Cash Reserve                $1,310,320     $(258,393)     $1,051,927
      New York Tax Exempt            486,328       (99,668)        386,660


   BlackRock Institutional Management Corporation ("BIMC") a majority-owned subsidiary of PNC Bank, Corp., serves as each Fund's sub-investment adviser and administrator. For its sub-investment advisory and administrative services, BIMC receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the year ended Decmber 31, 1999, sub-investment advisory and administration fees and voluntary waivers were as follows:

                            GROSS SUB-ADVISORY                 NET SUB-ADVISORY
                                    AND                             AND
      FUND                  ADMINISTRATION FEE    WAIVER      ADMINISTRATION FEE
      ----                  ------------------   ---------    ------------------
      Cash Reserve              $1,310,847       $(387,590)        $923,257
      New York Tax Exempt          490,070        (149,502)         340,568

   Counsellors Funds Service, Inc. ("CFSI"), a wholly-owned subsidiary of CSAM LLC served as co-administrator of each Fund until November 1, 1999. On November 1, 1999, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each Fund. For its administrative services, CSAMSI receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the period January 1, 1999 through October 31, 1999, co-administrative services fees earned by CFSI were as follows:

      FUND                                     CO-ADMINISTRATION FEE
      ----                                     ---------------------
      Cash Reserve                                  $436,419
      New York Tax Exempt                            158,034

   For the period November 1, 1999 through December 31, 1999, co-administrative service fees earned by CSAMSI were as follows:

      FUND                                     CO-ADMINISTRATION FEE
      ----                                     ---------------------
      Cash Reserve                                   $87,709
      New York Tax Exempt                             36,497

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1999
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Class shares. Neither Fund currently offers Advisor Class shares.

   Transactions in shares of each Fund were as follows:

                               CASH RESERVE              NEW YORK TAX EXEMPT
                      ----------------------------   --------------------------
                         FOR THE        FOR THE        FOR THE        FOR THE
                        YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                           1999           1998           1999          1998
                      -------------  -------------   ------------  ------------
Shares Sold           4,531,226,098  2,813,181,431    457,504,060   430,856,437
Shares issued to
  shareholders
  on reinvestment
  of dividends           14,989,322     17,073,030      3,045,502     2,192,770
Shares Redeemed      (4,512,227,004)(2,872,823,033)  (453,451,052) (409,478,828)
                      ----------------------------   --------------------------
Net increase
  (decrease) in
  shares outstanding     33,988,416    (42,568,572)     7,098,510    23,570,379
                      ============================   ==========================

4. NET ASSETS

   At December 31, 1999, capital contributions and accumulated net realized loss from security transactions have been adjusted for permanent book/tax differences. The Cash Reserve Fund transferred $436 of expired capital loss carryover from accumulated net realized loss from security transactions to capital contribution.

5. CAPITAL LOSS CARRYOVER

   For the year ended DECEMBER 31, 1999 Cash Reserve and New York Tax Exempt have capital loss carryovers of $143,697 and $188, respectively, to offset possible future capital gains of each Fund. These carryovers expire as follows:

                                                        YEAR     AMOUNT
                                                        ----    --------
           Cash Reserve                                 2005    $ 15,659
                                                        2006     128,038

           New York Tax Exempt                          2000       4,089
                                                        2002         188

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of WARBURG, PINCUS CASH RESERVE FUND, INC. AND
WARBURG, PINCUS NEW YORK TAX EXEMPT FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Warburg, Pincus Cash Reserve Fund, Inc. and Warburg, Pincus New York Tax Exempt Fund, Inc. (the "Funds") at December 31, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 4, 2000

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

   At a special meeting of shareholders held on May 21, 1999, three proposals were submitted for the vote of shareholders of the Funds. The proposals and voting results were:

   1. To approve a new investment advisory agreement between each fund and CSAM.

                                      % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
   CASH RESERVE        SHARES         OUTSTANDING SHARES       SHARES VOTED
  -------------        ------         --------------------  --------------------
  For              302,590,552.8510         75.5481%              99.4889%
  Against              633,649.4900          0.1582%               0.2083%
  Abstain              920,825.5190          0.2299%               0.3028%

                                       % OF SHARES TO TOTAL % OF SHARES TO TOTAL
  NEW YORK TAX EXEMPT     SHARES       OUTSTANDING SHARES       SHARES VOTED
  -------------------     ------       -------------------- --------------------
   For                155,623,403.7300       88.4532%              97.1702%
   Against                176,042.4400        0.1001%               0.1099%
   Abstain              4,355,966.6000        2.4758%               2.7198%

   2. To elect Directors of each fund.

   CASH RESERVE                             FOR                   WITHHELD
   ----------------                   ----------------         --------------
   R.H. Francis                       300,744,866.7460         3,400,161.1140
   J.W. Fritz                         300,825,145.9360         3,319,881.9240
   J.E. Garten                        300,800,204.7660         3,344,823.0940
   J.S. Pasman                        300,794,823.7660         3,350,204.0940
   W.W. Priest                        300,773,912.3460         3,371,115.5140
   S.N. Rappaport                     300,794,823.7660         3,350,204.0940
   A.M. Reichman                      300,813,740.6360         3,331,287.2240
   A.B. Trowbridge                    300,800,330.4560         3,344,697.4040

   NEW YORK TAX EXEMPT                      FOR                    WITHHELD
   -------------------                ----------------           ------------
   R.H. Francis                       159,458,408.0150           697,004.8150
   J.W. Fritz                         159,458,408.0150           697,004.8150
   J.E. Garten                        159,458,408.0150           697,004.8150
   J.S. Pasman                        159,458,408.0150           697,004.8150
   W.W. Priest                        159,458,408.0150           697,004.8150
   S.N. Rappaport                     159,458,408.0150           697,004.8150
   A.M. Reichman                      159,458,408.0150           697,004.8150
   A.B. Trowbridge                    159,343,002.0150           812,410.8150

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (CONT'D)
December 31, 1999
--------------------------------------------------------------------------------

   3. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for each fund.

                                      % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
   CASH RESERVE        SHARES         OUTSTANDING SHARES       SHARES VOTED
  -------------        ------         --------------------  --------------------
  For             295,108,948.2460           73.6801%             97.0290%
  Against           6,100,251.4600            1.5231%              2.0057%
  Abstain           2,935,828.1540            0.7330%              0.9653%

  NEW YORK                            % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
  TAX EXEMPT           SHARES          OUTSTANDING SHARES       SHARES VOTED
  ----------           ------         --------------------  --------------------
  For             159,773,521.4500           90.8121%             99.7615%
  Against              28,553.4600            0.0162%              0.0178%
  Abstain             353,337.9200            0.2008%              0.2206%

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                                [GRAPHIC OMITTED]
                              WARBURG PINCUS FUNDS

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874) (TM) WWW.WARBURG.COM
      PROVIDENT DISTRIBUTORS, INC., DISTRIBUTOR.               WPMMF-2-1299